Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 8,144,307	$ 1,046,839	$ 14,557,523
Less: allowance for doubtful accounts
Accounts receivable, net	$ 8,144,307	$ 1,046,839	$ 14,557,523